CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 1,187	$ 4,595
Restricted cash	35	25
Prepaid expenses	966	335
Other current assets	62	24
TOTAL CURRENT ASSETS	2,250	4,979
NON-CURRENT ASSETS:
Restricted cash	48	25
Long-term deposit	5	5
Property and equipment, net	30	49
Operating lease right-of-use asset	530	198
TOTAL NON-CURRENT ASSETS	613	277
TOTAL ASSETS	2,863	5,256
CURRENT LIABILITIES:
Trade payables	929	319
Current maturities of operating lease liability	158	112
Warrants to preferred shares (including $0 and $186 due to related party, as of December 31, 2024 and December 31, 2023, respectively)	0	200
Employee related obligations	642	207
Accrued expenses and other accounts payable	788	1,358
Private warrants to purchase ordinary shares (including $1 and $0 due to related party, as of December 31, 2024 and December 31, 2023, respectively)	2	0
Underwriters Promissory Note	1,004	0
TOTAL CURRENT LIABILITIES	3,523	2,196
NON-CURRENT LIABILITIES:
Long-term operating lease liability	368	59
Related Party Promissory Note	2,961	0
TOTAL NON-CURRENT LIABILITIES	3,329	59
TOTAL LIABILITIES	6,852	2,255
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES	0	15,057
CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS	0	3,420
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS	0	18,477
CAPITAL DEFICIENCY:
Ordinary shares ($0.0135 par value per share, 1,481,482 shares authorized as of December 31, 2024 and 2023; 123,290 and 6,516 shares issued and outstanding as of December 31, 2024 and 2023, respectively)	2		[1]
Additional paid-in capital	39,263	11,335
Accumulated deficit	(43,254)	(26,811)
TOTAL CAPITAL DEFICIENCY	(3,989)	(15,476)
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS, NET OF CAPITAL DEFICIENCY	(3,989)	3,001
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTEREST, NET OF CAPITAL DEFICIENCY	$ 2,863	$ 5,256

[1]	Represents an amount less than $1